Mobile Financial Services activities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Schedule of financial assets and liabilities

(in millions of euros)	Orange	O/w telecom	Note	O/w Mobile	Note	O/w eliminations
	consolidated	activities		Financial		telecom
	financial			Services		activities / mobile
	statements					financial services
Non-current financial assets related to Mobile Financial Services activities	1,210	—		1,210	17.1.1	—
Non-current financial assets	1,516	1,544	13.7	—		(27)	(1)
Non-current derivatives assets	132	132	13.8	—	17.1.3	—
Current financial assets related to Mobile Financial Services activities	2,075	—		2,077	17.1.1	(2)
Current financial assets	3,259	3,259	13.7	—		—
Current derivatives assets	162	162	13.8	—	17.1.3	—
Cash and cash equivalents	8,145	7,891	14.3	254		—

Non-current financial liabilities related to Mobile Financial Services activities	—	—		27	17.1.2	(27)	(1)
Non-current financial liabilities	30,089	30,089	13.3	—		—
Non-current derivatives liabilities	844	769	13.8	75	17.1.3	—
Current financial liabilities related to Mobile Financial Services activities	3,128	—		3,128	17.1.2	—
Current financial liabilities	5,170	5,172	13.3	—		(2)
Current derivatives liabilities	35	35	13.8	—	17.1.3	—

(1)	Loan granted by Orange SA to Orange Bank.

Schedule of financial assets related to banking activities

(in millions of euros)	December 31, 2020			December 31, 2019	December 31, 2018
	Non-current	Current	Total	Total	Total
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss	2	—	2	2	1
Investments securities	2	—	2	2	1
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss	538	3	540	656	925
Debt securities	538	3	540	656	925
Financial assets at fair value through profit or loss	94	—	94	179	152
Investments at fair value	—	—	—	79	72
Cash collateral paid	74	—	74	76	57
Other	20	—	20	25	23
Financial assets at amortized cost	577	2,074	2,651	3,519	3,614
Fixed-income securities	577	2	579	506	614
Loans and receivables to customers	—	2,000	2,000	1,937	2,000
Loans and receivables to credit institutions	—	70	70	1,073	1,000
Other	—	2	2	3	—
Total financial assets related to Orange Bank activities	1,210	2,077	3,288	4,357	4,692

Schedule of debt securities measured at fair value through other comprehensive income that may be reclassified to profit or loss

(in millions of euros)	2020	2019	2018
Debt securities measured at fair value through other comprehensive income that may be reclassified to profit or loss - in the opening balance	656	925	786
Acquisitions	386	165	487
Repayments and disposals	(500)	(442)	(333)
Changes in fair value	1	9	(8)
Other items	(3)	(1)	(7)
Debt securities measured at fair value through other comprehensive income that may be reclassified to profit or loss - in the closing balance	540	656	925

(in millions of euros)	2020	2019	2018
Profit (loss) recognized in other comprehensive income during the period	1	8	(8)
Reclassification in net income during the period	0	1	—
Other comprehensive income related to Orange Bank	1	9	(8)

Schedule of assets available for sale

(in millions of euros)	2020	2019	2018
Profit (loss) recognized in other comprehensive income during the period	1	8	(8)
Reclassification in net income during the period	0	1	—
Other comprehensive income related to Orange Bank	1	9	(8)

Schedule of loans and advances

(in millions of euros)	December 31,		December 31,	December 31,
	2020		2019	2018
Overdrafts	802		869	910
Housing loans	869		876	824
Investment loans	129		163	206
Installment receivables (1)	183		—	—
Current accounts	10		17	21
Other	7		12	39
Total loans and receivables to customers	2,000	(2)	1,937	2,000
Overnight deposits and loans	—		945	850
Loans and receivables	52		85	85
Other	18		43	65
Total loans and receivables to credit institutions	70		1,073	1,000

(1)	Purchase of Orange Spain receivables.
(2)	At December 31, 2020, Orange Bank is engaged in a self-subscribed securitization program of a portfolio of French personal loans for approximately 600 million euros.

Schedule of financial liabilities relating to banking activities

(in millions of euros)	December 31, 2020		December 31, 2019	December 31,2018
Payables to customers	1,883	(1)	3,357	3,396
Debts with financial institutions	885		448	1,103
Deposit certificate	358		475	335
Other	30		28	28
Total Financial liabilities related to Orange Bank activities(2)	3,155		4,307	4,862

(1)	The decrease on payables to customers is mainly due to the discontinuation of Groupama group companies' account-holding activities.
(2)	Including 28 million euros of non-current financial liabilities in 2020, 2019 and 2018.

Schedule of debts related to banking activities

(in millions of euros)	December 31,	December 31,	December 31,
	2020	2019	2018
Current accounts	949	2,546	2,538
Passbooks and special savings accounts	908	781	776
Other	26	30	82
Total payables to customers	1,883	3,357	3,396
Term borrowings and advances	615	448	467
Securities delivered under repurchase agreements	270	—	636
Total debts with financial institutions	885	448	1,103

Schedule of remaining term to maturity of financial assets and liabilities

(in millions of euros)	Note	December 31,	2021	2022 to	2026
		2020		2025	and beyond
Investments securities	17.1.1	2	—	2	—
Debt securities	17.1.1	540	161	359	20
Investments at fair value	17.1.1	—	—	—	—
Fixed-income securities	17.1.1	579	183	232	165
Loans and receivables to customers	17.1.1	2,000	306	1,006	688
Loans and receivables to credit institutions	17.1.1	70	70	—	—
Other financial assets and derivatives		96	76	3	17
Total financial assets		3,288	796	1,602	890
Payable to customers	17.1.2	1,883	1,883	—	—
Debts with financial institutions	17.1.2	885	278	606	—
Deposit certificate	17.1.2	358	190	168	—
Other financial liabilities and derivatives		105	1	52	52
Total financial liabilities		3,230	2,352	826	52

Schedule of the fair value of financial assets and liabilities

(in millions of euros)			December 31, 2020
		Classification	Book value	Estimated	Level 1 and	Level 2	Level 3
		under IFRS		fair value	cash
		9(1)
Loans and receivables	17.1.1	AC	2,070	2,070	—	2,070	—
Financial assets at amortized cost	17.1.1	AC	581	580	580	—	—
Financial assets at fair value through profit or loss	17.1.1	FVR	94	94	94	—	—
Debt securities	17.1.1	FVOCIR	540	540	540	—	—
Investments securities	17.1.1	FVOCI	2	2	2	—	—
Cash and cash equivalent(2)	17.1	AC	254	254	254	—	—
Financial liabilities related to Orange Bank activities	17.1.2	AC	(3,155)	(3,155)	—	(3,155)	—
Derivatives (net amount)(3)	17.1.3		(75)	(75)	—	(75)	—

(1)

"AC" stands for "amortized cost", "FVR " stands for "fair value through profit or loss", "FVOCI" stands for "fair value through other comprehensive income that will not be reclassified to profit or loss", "FVOCIR" stands for "fair value through other comprehensive income that may be reclassified to profit or loss".

(2)	Includes only cash.
(3)	The classification for derivatives instruments depends on their hedging qualification.

(in millions of euros)			December 31, 2019
		Classification	Book	Estimated	Level 1	Level 2	Level 3
		under IFRS 9 (1)	value	fair value	and cash
Loans and receivables	17.1.1	AC	3,010	3,010	—	3,010	—
Financial assets at amortized cost	17.1.1	AC	509	501	501	—	—
Financial assets at fair value through profit or loss	17.1.1	FVR	179	179	179	—	—
Debt securities	17.1.1	FVOCIR	656	656	628	28	—
Investments securities	17.1.1	FVOCI	2	2	2	—	—
Cash and cash equivalent (2)		AC	369	369	369	—	—
Financial liabilities related to Orange
Bank activities	17.1.2	AC	(4,307)	(4,307)	—	(4,307)	—
Derivatives (net amount) (3)			(74)	(74)	—	(74)	—

(2)	"AC" stands for "amortized cost", "FVR " stands for "fair value through profit or loss", "FVOCI" stands for "fair value through other comprehensive income that will not be reclassified to profit or loss", "FVOCIR" stands for "fair value through other comprehensive income that may be reclassified to profit or loss".
(3)	Includes only cash.
(4)	The classification for derivatives instruments depends on their hedging qualification.

(in millions of euros)			December 31, 2018
		Classification	Book	Estimated	Level 1	Level 2	Level 3
		under IFRS 9(1)	value	fair value	and cash
Loans and receivables	17.1.1	AC	3,000	3,000	—	3,000	—
Financial assets at amortized cost	17.1.1	AC	614	641	605	36	—
Financial assets at fair value through profit or loss	17.1.1	FVR	152	152	152	—	—
Debt securities	17.1.1	FVOCIR	925	925	862	63	—
Investments securities	17.1.1	FVOCI	1	1	1	—	—
Cash and cash equivalent(2)		AC	553	553	553	—	—
Financial liabilities related to Orange
Bank activities	17.1.2	AC	(4,862)	(4,862)	—	(4,862)	—
Derivatives (net amount) (3)			(46)	(46)	—	(29)	(17)

(1)	"AC" stands for "amortized cost", "FVR " stands for "fair value through profit or loss", "FVOCI" stands for "fair value through other comprehensive income that will not be reclassified to profit or loss", "FVOCIR" stands for "fair value through other comprehensive income that may be reclassified to profit or loss".
(2)	Includes only cash.
(3)	The classification for derivatives instruments depends on their hedging qualification.

Orange Bank, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Schedule of commitments relating to operating activities

Commitments given

(in millions of euros)	December 31, 2020	December 31, 2019	December 31, 2018
Financing commitments (1)	87	421	444
Guarantee commitments	8	8	12
On behalf of financial institutions	4	4	8
On behalf of customers	3	4	4
Property lease commitments	—	23	37
Total	94	452	493

(1)	Corresponds to credit commitments granted to customers, credits granted but not yet released and unused portion of financing granted. As at December 31, 2019, these commitments also included a financing commitment for Groupama of 320 million euros, a commitment which ended in 2020 due to the discontinuation of the account-keeping activity that Orange Bank provided with entities of the Groupama group.

Commitments received

(in millions of euros)	December 31, 2020	December 31, 2019	December 31, 2018
Received from financial institutions (1)	770	747	681
Received from customers	102	149	153
Total	872	896	834
(1)	Corresponds to guarantees received from Crédit Logement to counter-guarantee the mortgages distributed.

Schedule of assets covered by commitments

(in millions of euros)	December 31, 2020	December 31, 2019	December 31, 2018
Assets pledged as security to lending financial institutions as guarantees for bank loans	1,160	1,126	715
Total	1,160	1,126	715